Customers’ Refundable Fees	6 Months Ended
Jun. 30, 2025
Customers’ Refundable Fees [Abstract]
Customers’ refundable fees
12.	Customers’ refundable fees

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	31,554	15,879
Cash received from customers	7,916	16,162
Cash refunded to customers	(1,654)	(446)
Revenue recognized	(5,953)	(10,485)
Balance at the end of the period	31,863	21,110

Customers’ refundable fees represent the commission income received in advance (see Note 2.22).